Long-term Debt and Other Financing Debt Maturities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Maturities of Long-term Debt [Abstract]
2014 debt maturities	$ 0.8
2015 debt maturities	0
2016 debt maturities	90.0
2017 debt maturities	0
2018 debt maturities	$ 380.0